Realignment Costs - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Realignment costs	$ 10,012	$ (492)	$ (584)	$ 6,778
2020 Program
Restructuring Cost and Reserve [Line Items]
Realignment costs	$ 10,020